CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Net income for the year attributable to owners of the Company		$ 275,675	$ 233,677	[1]
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences		21,182	17,476	[1]
Net investment hedge, net of tax		(2,010)	12,158	[1]
Changes in fair value of cash flow hedge, net of tax		(487)	(7,394)	[1]
Employee benefits, net of tax		(10)	32	[1]
Items that may never be reclassified to income
Defined benefit plan remeasurement		(1,623)	(1,228)	[1]
Items directly reclassified to retained earnings:
Unrealized gain on investment in equity securities measured at fair value through OCI, net of tax	[1]		970
Other comprehensive income for the year, net of tax		17,052	22,014	[1]
Total comprehensive income for the year attributable to owners of the Company		$ 292,727	$ 255,691	[1]

[1]	Recasted for change in presentation currency (see note 2c))